UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-06071

DWS Institutional Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  12/31

Date of reporting period: 3/31/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2011 (Unaudited)

DWS U.S. Bond Index Fund
	Principal Amount ($)	Value ($)
Corporate Bonds 18.8%
Consumer Discretionary 1.2%
CBS Corp., 5.75%, 4/15/2020	200,000	211,532
Comcast Cable Communications Holdings, Inc., 8.375%, 3/15/2013	90,000	101,432
Comcast Corp.:
5.7%, 5/15/2018	225,000	244,917
5.85%, 11/15/2015	50,000	55,680
6.4%, 5/15/2038	225,000	229,126
6.45%, 3/15/2037	170,000	174,153
6.95%, 8/15/2037	150,000	163,303
Cox Communications, Inc., 7.125%, 10/1/2012	100,000	108,557
DIRECTV Holdings LLC:
3.55%, 3/15/2015	150,000	153,264
5.875%, 10/1/2019	100,000	108,117
Hasbro, Inc., 6.35%, 3/15/2040	100,000	100,259
Home Depot, Inc., 5.4%, 3/1/2016	300,000	331,743
Johnson Controls, Inc., 5.0%, 3/30/2020	150,000	157,529
Lowe's Companies, Inc., 5.0%, 10/15/2015	125,000	138,756
McDonald's Corp.:
Series I, 5.8%, 10/15/2017	175,000	200,348
Series I, 6.3%, 10/15/2037	75,000	86,205
McGraw-Hill Companies, Inc., 5.9%, 11/15/2017	50,000	54,646
NBCUniversal Media LLC, 144A, 3.65%, 4/30/2015	550,000	564,653
News America, Inc.:
6.4%, 12/15/2035	50,000	51,442
6.65%, 11/15/2037	100,000	104,879
6.9%, 3/1/2019	100,000	116,542
6.9%, 8/15/2039	50,000	54,287
Nordstrom, Inc., 6.25%, 1/15/2018	150,000	171,665
R.R. Donnelley & Sons Co., 5.5%, 5/15/2015	25,000	25,842
Target Corp.:
5.375%, 5/1/2017	200,000	222,720
7.0%, 1/15/2038	75,000	88,554
TCI Communications, Inc., 7.125%, 2/15/2028	100,000	113,425
Time Warner Cable, Inc.:
5.85%, 5/1/2017	450,000	492,164
6.75%, 6/15/2039	225,000	235,254
8.75%, 2/14/2019	125,000	155,842
Time Warner, Inc.:
4.875%, 3/15/2020	100,000	101,966
5.875%, 11/15/2016	350,000	390,472
6.625%, 5/15/2029	10,000	10,663
6.95%, 1/15/2028	30,000	32,857
7.7%, 5/1/2032	25,000	29,154
VF Corp., 6.45%, 11/1/2037	20,000	23,131
Viacom, Inc., 6.875%, 4/30/2036	100,000	109,499
Walt Disney Co.:
Series B, 5.875%, 12/15/2017	50,000	57,235
6.2%, 6/20/2014	75,000	84,592
Whirlpool Corp., 5.5%, 3/1/2013	100,000	106,285
Yum! Brands, Inc., 6.25%, 4/15/2016	50,000	56,198

		6,018,888
Consumer Staples 1.6%
Altria Group, Inc.:
9.25%, 8/6/2019	125,000	163,134
9.7%, 11/10/2018	100,000	131,512
10.2%, 2/6/2039	200,000	283,756
Anheuser-Busch Companies, Inc.:
4.95%, 1/15/2014	100,000	107,908
5.5%, 1/15/2018	25,000	27,438
5.95%, 1/15/2033	50,000	52,765
Anheuser-Busch InBev Worldwide, Inc.:
4.125%, 1/15/2015	200,000	211,251
5.375%, 1/15/2020	300,000	321,991
Bottling Group LLC:
5.0%, 11/15/2013	50,000	54,499
5.5%, 4/1/2016	50,000	56,340
Coca-Cola Refreshments USA, Inc., 7.375%, 3/3/2014	100,000	115,951
ConAgra Foods, Inc.:
7.0%, 4/15/2019	50,000	56,722
7.125%, 10/1/2026	100,000	112,053
Costco Wholesale Corp., 5.5%, 3/15/2017	125,000	142,382
CVS Caremark Corp.:
5.75%, 6/1/2017	300,000	330,446
6.25%, 6/1/2027	100,000	109,531
Diageo Capital PLC, 5.75%, 10/23/2017	200,000	224,187
Estee Lauder Companies, Inc., 6.0%, 5/15/2037	20,000	21,609
Fortune Brands, Inc.:
4.875%, 12/1/2013	50,000	52,706
5.375%, 1/15/2016	100,000	106,188
General Mills, Inc.:
5.2%, 3/17/2015	225,000	247,122
5.7%, 2/15/2017	50,000	56,109
Kellogg Co.:
4.15%, 11/15/2019	150,000	150,642
5.125%, 12/3/2012	50,000	53,340
Series B, 7.45%, 4/1/2031	50,000	62,296
Kimberly-Clark Corp., 6.625%, 8/1/2037	150,000	178,987
Kraft Foods, Inc.:
6.125%, 2/1/2018	750,000	838,395
6.25%, 6/1/2012	15,000	15,911
6.5%, 8/11/2017	100,000	114,035
Kroger Co.:
3.9%, 10/1/2015	100,000	103,796
5.5%, 2/1/2013	75,000	80,252
8.0%, 9/15/2029	50,000	62,029
Mead Johnson Nutrition Co.:
4.9%, 11/1/2019	50,000	51,768
5.9%, 11/1/2039	25,000	25,808
PepsiCo, Inc.:
3.1%, 1/15/2015	150,000	155,621
4.5%, 1/15/2020	300,000	313,009
4.65%, 2/15/2013	100,000	106,625
5.0%, 6/1/2018	100,000	109,034
Series B, 7.0%, 3/1/2029	25,000	30,936
Philip Morris International, Inc.:
4.875%, 5/16/2013	300,000	321,695
5.65%, 5/16/2018	150,000	166,980
6.375%, 5/16/2038	25,000	28,100
Procter & Gamble Co.:
4.7%, 2/15/2019	200,000	216,835
4.85%, 12/15/2015	150,000	166,614
Reynolds American, Inc., 7.625%, 6/1/2016	75,000	89,134
Safeway, Inc., 5.0%, 8/15/2019	100,000	103,394
Sara Lee Corp., 3.875%, 6/15/2013	100,000	103,837
Sysco Corp., 6.625%, 3/17/2039	50,000	60,606
Wal-Mart Stores, Inc.:
2.875%, 4/1/2015	400,000	409,494
4.25%, 4/15/2013	50,000	53,182
5.0%, 10/25/2040	500,000	465,049
5.25%, 9/1/2035	300,000	293,269
5.875%, 4/5/2027	50,000	54,895
6.2%, 4/15/2038	100,000	109,788
Walgreen Co., 5.25%, 1/15/2019	150,000	164,930

		8,245,886
Energy 1.7%
Alabama Power Co., 5.7%, 2/15/2033	50,000	51,530
Alberta Energy Co., Ltd., 7.375%, 11/1/2031	50,000	58,269
Anadarko Petroleum Corp.:
5.95%, 9/15/2016	300,000	326,216
6.2%, 3/15/2040	100,000	96,609
Apache Corp.:
6.0%, 9/15/2013	200,000	221,242
6.0%, 1/15/2037	100,000	105,695
Buckeye Partners LP, 6.05%, 1/15/2018	50,000	54,723
Burlington Resources, Inc., 7.375%, 3/1/2029	50,000	58,573
Canadian Natural Resources Ltd.:
5.45%, 10/1/2012	25,000	26,481
5.7%, 5/15/2017	350,000	391,591
6.25%, 3/15/2038	25,000	26,924
Cenovus Energy, Inc., 4.5%, 9/15/2014	200,000	214,756
Chevron Corp., 4.95%, 3/3/2019	300,000	331,012
Conoco, Inc., 6.95%, 4/15/2029	150,000	179,093
ConocoPhillips:
4.6%, 1/15/2015	200,000	217,967
5.75%, 2/1/2019	100,000	113,185
6.5%, 2/1/2039	200,000	227,682
DCP Midstream LLC, 8.125%, 8/16/2030	25,000	29,380
Devon Energy Corp., 6.3%, 1/15/2019	50,000	58,598
El Paso Natural Gas Co., 5.95%, 4/15/2017	150,000	165,098
EnCana Corp.:
4.75%, 10/15/2013	50,000	53,815
5.9%, 12/1/2017	150,000	168,072
Energy Transfer Partners LP:
6.125%, 2/15/2017	25,000	27,911
6.625%, 10/15/2036	25,000	26,122
9.0%, 4/15/2019	125,000	157,916
Enterprise Products Operating LLC:
5.25%, 1/31/2020	300,000	311,342
Series G, 5.6%, 10/15/2014	50,000	55,238
Series L, 6.3%, 9/15/2017	150,000	169,118
Series D, 6.875%, 3/1/2033	25,000	27,387
EOG Resources, Inc., 5.625%, 6/1/2019	200,000	219,439
Halliburton Co.:
5.9%, 9/15/2018	75,000	85,106
6.7%, 9/15/2038	75,000	86,610
7.45%, 9/15/2039	50,000	63,167
Hess Corp., 7.125%, 3/15/2033	25,000	28,740
Husky Energy, Inc., 5.9%, 6/15/2014	200,000	221,517
Kinder Morgan Energy Partners LP:
6.85%, 2/15/2020	125,000	143,212
6.95%, 1/15/2038	150,000	161,699
7.3%, 8/15/2033	50,000	55,819
7.4%, 3/15/2031	50,000	56,071
Marathon Petroleum Corp., 144A, 6.5%, 3/1/2041	100,000	101,036
Nexen, Inc.:
7.5%, 7/30/2039	150,000	168,903
7.875%, 3/15/2032	50,000	56,756
ONEOK Partners LP:
6.15%, 10/1/2016	75,000	84,603
8.625%, 3/1/2019	25,000	31,445
ONEOK, Inc., 5.2%, 6/15/2015	50,000	53,628
Petro-Canada:
5.95%, 5/15/2035	100,000	100,914
6.8%, 5/15/2038	100,000	110,957
Petroleos Mexicanos, 6.0%, 3/5/2020	300,000	318,450
Plains All American Pipeline LP:
5.75%, 1/15/2020	50,000	53,514
6.5%, 5/1/2018	100,000	112,412
Spectra Energy Capital LLC, 6.2%, 4/15/2018	300,000	333,819
Statoil ASA, 5.25%, 4/15/2019	200,000	218,397
Suncor Energy, Inc., 5.95%, 12/1/2034	50,000	50,198
TransCanada PipeLines Ltd.:
5.85%, 3/15/2036	50,000	50,869
6.2%, 10/15/2037	50,000	53,127
6.35%, 5/15/2067	25,000	25,102
6.5%, 8/15/2018	150,000	174,801
Transcontinental Gas Pipe Line Corp., Series B, 8.875%, 7/15/2012	25,000	27,339
Transocean, Inc.:
6.0%, 3/15/2018	50,000	53,984
6.8%, 3/15/2038	25,000	26,282
Union Pacific Resources Group, Inc., 7.5%, 10/15/2026	60,000	67,906
Valero Energy Corp.:
6.125%, 2/1/2020	200,000	216,314
6.625%, 6/15/2037	35,000	35,278
6.875%, 4/15/2012	50,000	52,855
7.5%, 4/15/2032	25,000	27,538
Weatherford International Ltd.:
5.5%, 2/15/2016	50,000	53,692
6.0%, 3/15/2018	200,000	216,385
Williams Companies, Inc., 8.75%, 3/15/2032	37,000	47,886
Williams Partners LP:
5.25%, 3/15/2020	300,000	312,952
7.25%, 2/1/2017	50,000	58,557

		8,368,824
Financials 8.1%
ACE INA Holdings, Inc.:
5.7%, 2/15/2017	100,000	109,639
6.7%, 5/15/2036	50,000	56,921
Allstate Corp., 5.35%, 6/1/2033	50,000	47,789
Allstate Life Global Funding Trusts, 5.375%, 4/30/2013	200,000	215,774
American Express Co.:
4.875%, 7/15/2013	75,000	79,953
6.15%, 8/28/2017	175,000	195,833
7.0%, 3/19/2018	100,000	116,873
8.125%, 5/20/2019	575,000	717,412

American International Group, Inc.:
4.25%, 5/15/2013	100,000	103,314
5.05%, 10/1/2015	100,000	103,110
Series G, 5.85%, 1/16/2018	50,000	52,082
Ameriprise Financial, Inc., 5.3%, 3/15/2020	150,000	158,998
Apache Finance Canada Corp., 7.75%, 12/15/2029	25,000	30,976
Asian Development Bank, 4.5%, 9/4/2012	500,000	526,718
Assurant, Inc., 5.625%, 2/15/2014	25,000	26,443
AvalonBay Communities, Inc., 6.125%, 11/1/2012	16,000	17,223
AXA SA, 8.6%, 12/15/2030	50,000	59,144
Bank of America Corp.:
4.5%, 4/1/2015	350,000	363,443
4.75%, 8/1/2015	100,000	104,408
4.9%, 5/1/2013	100,000	105,526
5.125%, 11/15/2014	200,000	212,862
5.375%, 6/15/2014	130,000	139,113
5.625%, 10/14/2016	100,000	106,703
5.75%, 8/15/2016	100,000	105,555
5.75%, 12/1/2017	425,000	447,785
6.25%, 4/15/2012	150,000	158,015
Series L, 7.625%, 6/1/2019	500,000	579,099
Bank of America NA:
5.3%, 3/15/2017	250,000	256,666
6.0%, 10/15/2036	100,000	97,201
Bank of New York Mellon Corp.:
4.3%, 5/15/2014	100,000	107,233
Series G, 4.95%, 11/1/2012	25,000	26,573
5.45%, 5/15/2019	40,000	43,877
5.5%, 12/1/2017	50,000	53,831
Bank of Nova Scotia, 3.4%, 1/22/2015	400,000	413,821
Bank One Corp., 7.625%, 10/15/2026	50,000	59,221
Barclays Bank PLC:
5.125%, 1/8/2020	150,000	152,596
5.45%, 9/12/2012	200,000	212,142
6.75%, 5/22/2019	150,000	169,412
BB&T Capital Trust II, 6.75%, 6/7/2036	25,000	24,970
BB&T Corp., 5.2%, 12/23/2015	500,000	537,014
Bear Stearns Companies LLC:
5.3%, 10/30/2015	150,000	161,662
5.7%, 11/15/2014	100,000	109,913
7.25%, 2/1/2018	285,000	332,064
Berkshire Hathaway Finance Corp.:
4.625%, 10/15/2013	150,000	161,785
5.75%, 1/15/2040	200,000	209,430
Berkshire Hathaway, Inc., 3.2%, 2/11/2015	200,000	205,872
BHP Billiton Finance (USA) Ltd.:
5.4%, 3/29/2017	150,000	167,161
5.5%, 4/1/2014	50,000	55,450
6.5%, 4/1/2019	50,000	59,037
BlackRock, Inc., 3.5%, 12/10/2014	200,000	209,115
Boston Properties LP, (REIT):
5.875%, 10/15/2019	100,000	108,584
6.25%, 1/15/2013	12,000	12,958
BP Capital Markets PLC, 4.75%, 3/10/2019	350,000	364,207
British Transco Finance, Inc., 6.625%, 6/1/2018	100,000	111,871
Bunge Ltd. Finance Corp., 5.35%, 4/15/2014	50,000	52,995
Capital One Financial Corp., 7.375%, 5/23/2014	250,000	286,948

Caterpillar Financial Services Corp.:
Series F, 4.75%, 2/17/2015	50,000	54,588
5.45%, 4/15/2018	100,000	111,180
6.125%, 2/17/2014	150,000	168,957
Charles Schwab Corp., 4.95%, 6/1/2014	50,000	54,330
Charter One Bank NA, 6.375%, 5/15/2012	10,000	10,374
China Development Bank Corp., 5.0%, 10/15/2015	50,000	54,026
Chubb Corp.:
6.0%, 5/11/2037	75,000	78,556
Series 1, 6.5%, 5/15/2038	25,000	28,041
Citigroup, Inc.:
5.0%, 9/15/2014	375,000	391,576
5.125%, 5/5/2014	100,000	106,629
5.3%, 1/7/2016	100,000	106,004
5.5%, 4/11/2013	450,000	481,508
5.5%, 2/15/2017	100,000	103,883
5.875%, 2/22/2033	100,000	94,012
6.0%, 8/15/2017	50,000	54,320
6.0%, 10/31/2033	100,000	95,489
6.125%, 11/21/2017	375,000	408,621
6.125%, 5/15/2018	100,000	109,071
6.5%, 8/19/2013	100,000	109,336
6.625%, 6/15/2032	75,000	77,478
8.125%, 7/15/2039	100,000	125,351
8.5%, 5/22/2019	100,000	123,388
Corp. Andina de Fomento, 5.2%, 5/21/2013	75,000	79,965
Credit Suisse (USA), Inc.:
4.875%, 1/15/2015	300,000	322,305
5.125%, 8/15/2015	25,000	27,122
5.375%, 3/2/2016	50,000	54,676
7.125%, 7/15/2032	50,000	58,625
Credit Suisse AG, 5.4%, 1/14/2020	400,000	403,990
Credit Suisse New York:
5.0%, 5/15/2013	200,000	213,519
6.0%, 2/15/2018	100,000	106,210
Daimler Finance North America LLC, 6.5%, 11/15/2013	75,000	83,758
Deutsche Telekom International Finance BV:
5.75%, 3/23/2016	300,000	335,877
5.875%, 8/20/2013	100,000	109,712
Devon Financing Corp., ULC, 7.875%, 9/30/2031	50,000	64,194
Diageo Finance BV, 5.5%, 4/1/2013	50,000	54,138
ERP Operating LP, (REIT), 4.75%, 7/15/2020	200,000	202,499
Export-Import Bank of Korea, 5.875%, 1/14/2015	300,000	328,519
Fifth Third Bancorp.:
4.5%, 6/1/2018	50,000	48,673
5.45%, 1/15/2017	25,000	25,911
8.25%, 3/1/2038	50,000	59,669
FleetBoston Financial Corp., 6.875%, 1/15/2028	45,000	46,890
General Electric Capital Corp.:
Series A, 3.75%, 11/14/2014	300,000	312,567
Series A, 4.875%, 3/4/2015	475,000	512,150
Series A, 5.0%, 1/8/2016	150,000	161,507
5.45%, 1/15/2013	450,000	481,210
5.5%, 1/8/2020	200,000	211,604
Series A, 5.625%, 5/1/2018	500,000	540,559
5.875%, 1/14/2038	150,000	148,091
Series A, 6.15%, 8/7/2037	125,000	127,788
Series A, 6.75%, 3/15/2032	100,000	109,884
Genworth Financial, Inc., 5.75%, 6/15/2014	25,000	25,756
GlaxoSmithKline Capital, Inc.:
4.85%, 5/15/2013	100,000	107,607
5.65%, 5/15/2018	125,000	140,482
6.375%, 5/15/2038	125,000	140,884
H.J. Heinz Finance Co., 6.75%, 3/15/2032	50,000	56,569
Hartford Financial Services Group, Inc.:
4.625%, 7/15/2013	50,000	52,156
5.95%, 10/15/2036	25,000	23,474
HCP, Inc., (REIT), 6.0%, 1/30/2017	250,000	269,923
HSBC Bank USA NA:
4.625%, 4/1/2014	50,000	53,159
7.0%, 1/15/2039	50,000	56,053
HSBC Finance Corp.:
4.75%, 7/15/2013	50,000	53,329
5.0%, 6/30/2015	50,000	53,578
5.5%, 1/19/2016	100,000	109,848
6.375%, 11/27/2012	50,000	53,808
7.0%, 5/15/2012	100,000	106,358
HSBC Holdings PLC:
5.25%, 12/12/2012	107,000	113,188
6.5%, 5/2/2036	200,000	204,718
Inter-American Development Bank:
1.625%, 7/15/2013	500,000	506,208
3.875%, 9/17/2019	500,000	518,044
International Finance Corp.:
3.0%, 4/22/2014	300,000	313,380
4.75%, 4/25/2012	50,000	52,080
Jefferies Group, Inc., 8.5%, 7/15/2019	100,000	117,970
John Deere Capital Corp.:
2.95%, 3/9/2015	150,000	153,844
4.9%, 9/9/2013	100,000	108,566
JPMorgan Chase & Co.:
3.7%, 1/20/2015	300,000	308,614
4.75%, 5/1/2013	100,000	106,230
5.125%, 9/15/2014	350,000	375,662
6.0%, 1/15/2018	350,000	383,769
6.125%, 6/27/2017	50,000	54,410
6.3%, 4/23/2019	100,000	110,689
JPMorgan Chase Bank NA, 5.875%, 6/13/2016	250,000	275,273
KeyBank NA:
5.45%, 3/3/2016	25,000	26,744
5.8%, 7/1/2014	350,000	382,241
Lincoln National Corp., 8.75%, 7/1/2019	400,000	506,504
M&T Bank Corp., 5.375%, 5/24/2012	25,000	26,100
Marsh & McLennan Companies, Inc.:
5.375%, 7/15/2014	50,000	54,081
5.75%, 9/15/2015	50,000	54,313
Mellon Funding Corp., 5.0%, 12/1/2014	50,000	54,418
Merrill Lynch & Co., Inc.:
5.0%, 2/3/2014	25,000	26,613
Series C, 5.0%, 1/15/2015	125,000	132,244
Series C, 5.45%, 2/5/2013	100,000	106,006
Series C, 6.05%, 8/15/2012	200,000	212,544
6.05%, 5/16/2016	50,000	52,844
6.22%, 9/15/2026	50,000	49,714
Series C, 6.4%, 8/28/2017	50,000	54,504
6.5%, 7/15/2018	50,000	54,007

MetLife, Inc.:
5.0%, 6/15/2015	175,000	188,435
6.4%, 12/15/2036	25,000	24,078
6.75%, 6/1/2016	300,000	346,783
Morgan Stanley:
4.2%, 11/20/2014	100,000	103,240
4.75%, 4/1/2014	500,000	521,008
5.3%, 3/1/2013	100,000	106,287
5.45%, 1/9/2017	100,000	105,420
Series F, 5.625%, 9/23/2019	300,000	306,400
Series F, 6.0%, 4/28/2015	450,000	490,098
6.6%, 4/1/2012	100,000	105,734
7.3%, 5/13/2019	125,000	140,595
National City Corp., 4.9%, 1/15/2015	100,000	107,500
National Rural Utilities Cooperative Finance Corp., Series C, 8.0%, 3/1/2032	100,000	129,077
Nationwide Financial Services, 5.9%, 7/1/2012	25,000	25,917
NiSource Finance Corp.:
5.25%, 9/15/2017	75,000	79,867
5.45%, 9/15/2020	75,000	77,830
Nordic Investment Bank, 5.0%, 2/1/2017	150,000	167,516
Novartis Capital Corp., 4.4%, 4/24/2020	150,000	155,162
Novartis Securities Investment Ltd., 5.125%, 2/10/2019	300,000	324,749
Petrobras International Finance Co., 5.75%, 1/20/2020	500,000	515,817
PNC Funding Corp.:
4.25%, 9/21/2015	150,000	157,742
6.7%, 6/10/2019	100,000	116,322
Principal Financial Group, Inc., 6.05%, 10/15/2036	300,000	307,896
Principal Life Income Funding Trust, 5.1%, 4/15/2014	25,000	26,787
Protective Life Corp.:
7.375%, 10/15/2019	50,000	55,633
8.45%, 10/15/2039	50,000	55,772
Prudential Financial, Inc.:
Series D, 3.875%, 1/14/2015	100,000	103,401
Series B, 5.1%, 9/20/2014	100,000	107,478
Series B, 5.75%, 7/15/2033	25,000	24,325
Series D, 6.625%, 12/1/2037	50,000	54,337
7.375%, 6/15/2019	100,000	117,412
Rio Tinto Finance (USA) Ltd., 9.0%, 5/1/2019	200,000	262,824
Royal Bank of Scotland Group PLC, 5.05%, 1/8/2015	100,000	100,023
Royal Bank of Scotland PLC, 4.875%, 3/16/2015	350,000	363,781
Shell International Finance BV:
4.3%, 9/22/2019	200,000	205,950
6.375%, 12/15/2038	350,000	395,533
Simon Property Group LP, (REIT):
5.1%, 6/15/2015	50,000	54,519
5.25%, 12/1/2016	100,000	108,731
6.125%, 5/30/2018	130,000	145,693
SLM Corp., Series A, 5.0%, 10/1/2013	25,000	25,877
State Street Corp., 4.3%, 5/30/2014	100,000	107,121
Swiss Re Solutions Holding Corp., 6.45%, 3/1/2019	150,000	160,839
Telecom Italia Capital SA:
5.25%, 10/1/2015	175,000	181,136
6.375%, 11/15/2033	75,000	70,779
7.721%, 6/4/2038	100,000	105,938
The Goldman Sachs Group, Inc.:
5.125%, 1/15/2015	275,000	293,859
5.15%, 1/15/2014	100,000	107,327
5.35%, 1/15/2016	125,000	133,410
5.375%, 3/15/2020	600,000	609,201
5.625%, 1/15/2017	25,000	26,345
5.95%, 1/18/2018	50,000	53,690
6.0%, 5/1/2014	400,000	439,236
6.125%, 2/15/2033	50,000	50,935
6.15%, 4/1/2018	250,000	271,044
6.25%, 9/1/2017	200,000	218,985
6.75%, 10/1/2037	400,000	403,452
The Travelers Companies, Inc.:
6.25%, 6/15/2037	150,000	161,138
6.75%, 6/20/2036	50,000	56,087
Total Capital SA, 3.0%, 6/24/2015	200,000	204,130
Toyota Motor Credit Corp., 3.2%, 6/17/2015	200,000	203,322
Tyco International Finance SA, 8.5%, 1/15/2019	100,000	129,009
UBS AG Stamford Branch:
Series 10, 5.875%, 7/15/2016	50,000	53,583
5.875%, 12/20/2017	325,000	354,886
UFJ Finance Aruba AEC, 6.75%, 7/15/2013	150,000	165,199
US Bancorp., 3.15%, 3/4/2015	150,000	153,462
Vale Overseas Ltd.:
6.25%, 1/23/2017	100,000	111,313
6.875%, 11/21/2036	150,000	159,729
6.875%, 11/10/2039	100,000	106,890
Verizon Global Funding Corp.:
7.75%, 12/1/2030	100,000	120,448
7.75%, 6/15/2032	100,000	120,576
Verizon Wireless Capital LLC:
5.55%, 2/1/2014	210,000	230,588
8.5%, 11/15/2018	200,000	256,963
Wachovia Bank NA:
4.875%, 2/1/2015	75,000	79,862
5.0%, 8/15/2015	200,000	213,289
Wachovia Corp.:
4.875%, 2/15/2014	50,000	53,237
5.25%, 8/1/2014	50,000	53,474
Series G, 5.5%, 5/1/2013	325,000	350,245
5.625%, 10/15/2016	100,000	108,066
5.75%, 6/15/2017	50,000	55,393
Wells Fargo & Co.:
4.625%, 4/15/2014	100,000	105,346
4.95%, 10/16/2013	50,000	53,404
5.0%, 11/15/2014	50,000	53,439
5.125%, 9/15/2016	50,000	53,307
5.375%, 2/7/2035	150,000	151,356
5.625%, 12/11/2017	250,000	273,054
Wells Fargo Bank NA, Series AI, 4.75%, 2/9/2015	350,000	372,437
Wells Fargo Financial, Inc., 5.5%, 8/1/2012	25,000	26,492
Western Union Co.:
5.93%, 10/1/2016	150,000	166,578
6.2%, 11/17/2036	25,000	24,464
Westpac Banking Corp.:
3.0%, 8/4/2015	350,000	349,131
4.875%, 11/19/2019	200,000	206,109

		40,062,008
Health Care 1.0%
Abbott Laboratories:
5.15%, 11/30/2012	250,000	267,809
5.3%, 5/27/2040	100,000	98,245
6.0%, 4/1/2039	75,000	81,229
6.15%, 11/30/2037	50,000	55,036
Aetna, Inc., 6.625%, 6/15/2036	50,000	55,251
Amgen, Inc.:
4.5%, 3/15/2020	200,000	204,431
4.85%, 11/18/2014	25,000	27,356
5.85%, 6/1/2017	125,000	142,249
AstraZeneca PLC:
5.4%, 9/15/2012	100,000	106,555
5.9%, 9/15/2017	250,000	285,411
Baxter International, Inc.:
1.8%, 3/15/2013	150,000	151,906
4.625%, 3/15/2015	25,000	27,200
Bristol-Myers Squibb Co.:
5.25%, 8/15/2013	50,000	54,736
5.875%, 11/15/2036	22,000	23,956
Covidien International Finance SA:
6.0%, 10/15/2017	75,000	85,477
6.55%, 10/15/2037	25,000	28,457
Eli Lilly & Co., 5.2%, 3/15/2017	125,000	138,272
Express Scripts, Inc., 7.25%, 6/15/2019	125,000	149,276
Genentech, Inc., 4.75%, 7/15/2015	50,000	54,387
Johnson & Johnson:
5.55%, 8/15/2017	100,000	114,731
6.95%, 9/1/2029	50,000	62,403
McKesson Corp., 5.7%, 3/1/2017	75,000	83,063
Medco Health Solutions, Inc., 7.125%, 3/15/2018	75,000	87,467
Medtronic, Inc.:
Series B, 4.75%, 9/15/2015	75,000	82,089
6.5%, 3/15/2039	25,000	28,743
Merck & Co., Inc.:
4.75%, 3/1/2015	100,000	109,315
5.0%, 6/30/2019	350,000	379,638
5.3%, 12/1/2013	50,000	55,086
5.85%, 6/30/2039	25,000	27,116
6.5%, 12/1/2033	25,000	29,413
Pfizer, Inc., 6.2%, 3/15/2019	300,000	345,706
Pharmacia Corp., 6.6%, 12/1/2028	75,000	88,958
Quest Diagnostics, Inc.:
4.75%, 1/30/2020	150,000	150,527
6.95%, 7/1/2037	25,000	27,446
UnitedHealth Group, Inc.:
4.875%, 4/1/2013	25,000	26,585
5.0%, 8/15/2014	9,000	9,775
6.0%, 2/15/2018	500,000	556,120
WellPoint, Inc., 5.85%, 1/15/2036	150,000	151,359
Wyeth:
5.5%, 2/1/2014	150,000	165,415
5.5%, 2/15/2016	50,000	55,949
5.95%, 4/1/2037	150,000	160,358

		4,834,501
Industrials 1.3%
3M Co.:
Series E, 4.375%, 8/15/2013	100,000	107,927
5.7%, 3/15/2037	25,000	27,222
Archer-Daniels-Midland Co., 5.935%, 10/1/2032	75,000	80,864
Boeing Co.:
3.75%, 11/20/2016	100,000	104,694
5.125%, 2/15/2013	150,000	161,016
6.625%, 2/15/2038	50,000	58,866
Browning-Ferris Industries, Inc., 7.4%, 9/15/2035	100,000	118,290
Burlington Northern Santa Fe LLC:
5.75%, 5/1/2040	250,000	253,178
5.9%, 7/1/2012	100,000	106,167
Canadian National Railway Co.:
4.4%, 3/15/2013	100,000	106,062
6.375%, 11/15/2037	50,000	57,319
Caterpillar, Inc.:
6.05%, 8/15/2036	25,000	28,087
7.3%, 5/1/2031	120,000	153,098
CRH America, Inc., 5.3%, 10/15/2013	100,000	106,332
CSX Corp.:
6.0%, 10/1/2036	100,000	103,731
6.15%, 5/1/2037	50,000	52,962
6.25%, 4/1/2015	250,000	282,640
Danaher Corp., 5.625%, 1/15/2018	50,000	55,308
Deere & Co., 8.1%, 5/15/2030	50,000	67,130
Emerson Electric Co.:
5.25%, 10/15/2018	50,000	55,059
6.125%, 4/15/2039	50,000	56,303
Federal Express Corp., 9.65%, 6/15/2012	50,000	54,761
General Dynamics Corp., 5.375%, 8/15/2015	100,000	111,543
General Electric Co.:
5.0%, 2/1/2013	200,000	213,081
5.25%, 12/6/2017	100,000	108,900
Honeywell International, Inc.:
5.3%, 3/15/2017	50,000	55,661
5.3%, 3/1/2018	50,000	55,359
5.7%, 3/15/2036	50,000	53,470
5.7%, 3/15/2037	50,000	53,314
Illinois Tool Works, Inc., 5.15%, 4/1/2014	300,000	330,577
Ingersoll-Rand Global Holding Co., Ltd., 6.875%, 8/15/2018	300,000	348,299
Koninklijke Philips Electronics NV, 6.875%, 3/11/2038	300,000	356,254
Lockheed Martin Corp.:
4.25%, 11/15/2019	150,000	151,273
Series B, 6.15%, 9/1/2036	75,000	81,625
M.D.C. Holdings, Inc., 5.375%, 7/1/2015	25,000	25,678
Norfolk Southern Corp.:
5.64%, 5/17/2029	96,000	100,336
7.25%, 2/15/2031	100,000	122,115
7.8%, 5/15/2027	4,000	5,013
Norfolk Southern Railway Co., 9.75%, 6/15/2020	40,000	54,812
Raytheon Co.:
4.4%, 2/15/2020	100,000	101,373
7.2%, 8/15/2027	75,000	93,079
Republic Services, Inc., 5.0%, 3/1/2020	100,000	103,527
Tyco International Ltd., 6.875%, 1/15/2021	50,000	59,726
Union Pacific Corp.:
5.75%, 11/15/2017	25,000	28,047
7.0%, 2/1/2016	50,000	58,731
7.875%, 1/15/2019	250,000	312,074
United Parcel Service of America, Inc., 8.375%, 4/1/2020	50,000	65,758
United Parcel Service, Inc., 5.5%, 1/15/2018	200,000	223,674
United Technologies Corp.:
4.875%, 5/1/2015	50,000	55,059
5.375%, 12/15/2017	100,000	112,458
6.1%, 5/15/2012	50,000	53,090
6.125%, 7/15/2038	400,000	450,227
Waste Management, Inc.:
7.0%, 7/15/2028	50,000	58,413
7.1%, 8/1/2026	100,000	117,510
Xerox Corp.:
5.5%, 5/15/2012	50,000	52,306
6.75%, 2/1/2017	200,000	229,632

		6,599,010
Information Technology 0.7%
Cisco Systems, Inc.:
5.5%, 2/22/2016	250,000	280,705
5.5%, 1/15/2040	200,000	196,297
5.9%, 2/15/2039	50,000	51,883
Dell, Inc., 5.875%, 6/15/2019	350,000	383,908
Fiserv, Inc., 6.125%, 11/20/2012	41,000	44,020
Hewlett-Packard Co.:
2.2%, 12/1/2015	150,000	147,318
4.5%, 3/1/2013	300,000	319,554
4.75%, 6/2/2014	100,000	108,736
6.5%, 7/1/2012	50,000	53,420
International Business Machines Corp.:
1.0%, 8/5/2013	200,000	198,809
4.75%, 11/29/2012	100,000	106,273
5.6%, 11/30/2039	100,000	104,540
5.7%, 9/14/2017	150,000	169,777
6.5%, 1/15/2028	125,000	148,004
Microsoft Corp.:
4.2%, 6/1/2019	100,000	103,845
5.2%, 6/1/2039	50,000	49,923
Oracle Corp.:
4.95%, 4/15/2013	75,000	80,795
5.0%, 7/8/2019	100,000	107,113
5.25%, 1/15/2016	100,000	111,165
6.125%, 7/8/2039	125,000	133,503
6.5%, 4/15/2038	100,000	112,155
Pitney Bowes, Inc., 3.875%, 6/15/2013	100,000	103,799
Tyco Electronics Group SA, 6.55%, 10/1/2017	250,000	286,102

		3,401,644
Materials 0.8%
Alcoa, Inc.:
5.55%, 2/1/2017	75,000	79,309
5.9%, 2/1/2027	25,000	24,597
5.95%, 2/1/2037	75,000	70,755
6.15%, 8/15/2020	200,000	211,345
ArcelorMittal:
5.375%, 6/1/2013	100,000	106,351
6.125%, 6/1/2018	100,000	105,925
9.85%, 6/1/2019	75,000	95,156
Barrick Gold Corp., 6.95%, 4/1/2019	125,000	149,493
Dow Chemical Co.:
6.0%, 10/1/2012	100,000	106,996
7.6%, 5/15/2014	250,000	288,906
E.I. du Pont de Nemours & Co.:
3.25%, 1/15/2015	200,000	207,402
6.0%, 7/15/2018	175,000	199,575
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017	100,000	110,250
International Paper Co.:
7.5%, 8/15/2021	125,000	146,698
7.95%, 6/15/2018	100,000	120,308
Lafarge SA, 6.5%, 7/15/2016	50,000	52,959

Monsanto Co.:
5.5%, 8/15/2025	25,000	26,216
Series 1, 5.5%, 7/30/2035	50,000	51,216
Newmont Mining Corp.:
5.125%, 10/1/2019	100,000	107,286
5.875%, 4/1/2035	20,000	20,218
Nucor Corp.:
5.85%, 6/1/2018	25,000	28,502
6.4%, 12/1/2037	50,000	57,017
Potash Corp. of Saskatchewan, Inc., 6.5%, 5/15/2019	100,000	115,266
PPG Industries, Inc., 6.65%, 3/15/2018	300,000	349,213
Praxair, Inc.:
3.95%, 6/1/2013	50,000	52,931
4.5%, 8/15/2019	75,000	78,120
Rio Tinto Alcan, Inc.:
4.5%, 5/15/2013	100,000	106,210
4.875%, 9/15/2012	10,000	10,523
5.2%, 1/15/2014	25,000	26,934
5.75%, 6/1/2035	25,000	24,965
6.125%, 12/15/2033	50,000	52,747
Rohm & Haas Co., 6.0%, 9/15/2017	300,000	331,205
Southern Copper Corp., 6.75%, 4/16/2040	300,000	301,554

		3,816,148
Telecommunication Services 1.1%
America Movil SAB de CV:
5.75%, 1/15/2015	50,000	55,154
6.125%, 11/15/2037	100,000	104,805
6.125%, 3/30/2040	100,000	104,548
Ameritech Capital Funding Corp., 6.55%, 1/15/2028	100,000	104,034
AT&T, Inc.:
4.85%, 2/15/2014	100,000	108,143
5.1%, 9/15/2014	225,000	246,050
5.6%, 5/15/2018	200,000	219,575
5.8%, 2/15/2019	450,000	499,855
5.875%, 8/15/2012	150,000	159,848
6.55%, 2/15/2039	300,000	312,671
6.8%, 5/15/2036	50,000	53,471
8.0%, 11/15/2031	20,000	25,058
BellSouth Corp.:
5.2%, 9/15/2014	100,000	109,337
6.0%, 11/15/2034	100,000	97,917
British Telecommunications PLC:
5.95%, 1/15/2018	50,000	55,161
9.875%, 12/15/2030	70,000	96,826
Embarq Corp.:
7.082%, 6/1/2016	175,000	199,008
7.995%, 6/1/2036	125,000	140,925
France Telecom SA:
5.375%, 7/8/2019	150,000	164,884
8.5%, 3/1/2031	75,000	100,918
Koninklijke (Royal) KPN NV, 8.375%, 10/1/2030	50,000	64,510
Motorola, Inc., 7.5%, 5/15/2025	50,000	56,637
Nokia Corp., 5.375%, 5/15/2019	150,000	153,203
Qwest Corp., 8.375%, 5/1/2016	150,000	178,500
Rogers Communications, Inc., 6.8%, 8/15/2018	100,000	116,903
Telefonica Emisiones SAU:
6.421%, 6/20/2016	125,000	138,900
7.045%, 6/20/2036	150,000	162,643

Verizon Communications, Inc.:
5.55%, 2/15/2016	100,000	111,064
6.35%, 4/1/2019	675,000	767,526
Verizon New York, Inc., Series A, 6.875%, 4/1/2012	25,000	26,466
Verizon Virginia, Inc., Series A, 4.625%, 3/15/2013	100,000	105,462
Vodafone Group PLC:
5.0%, 9/15/2015	575,000	622,981
6.15%, 2/27/2037	125,000	133,298

		5,596,281
Utilities 1.3%
Alabama Power Co., 6.125%, 5/15/2038	100,000	109,225
American Electric Power Co., Inc., 5.25%, 6/1/2015	100,000	108,395
Atmos Energy Corp., 4.95%, 10/15/2014	25,000	26,525
CenterPoint Energy Houston Electric LLC, Series J2, 5.7%, 3/15/2013	100,000	108,310
Cleveland Electric Illuminating Co.:
5.7%, 4/1/2017	150,000	159,511
Series D, 7.88%, 11/1/2017	75,000	89,606
Commonwealth Edison Co.:
5.8%, 3/15/2018	50,000	55,237
Series 106, 6.15%, 9/15/2017	100,000	111,918
Consolidated Edison Co. of New York:
4.875%, 2/1/2013	50,000	53,016
6.2%, 6/15/2036	125,000	137,423
Series 08-B, 6.75%, 4/1/2038	50,000	58,989
Constellation Energy Group, Inc., 4.55%, 6/15/2015	30,000	31,181
Detroit Edison Co., 5.7%, 10/1/2037	50,000	51,613
Dominion Resources, Inc.:
Series C, 5.15%, 7/15/2015	50,000	54,744
Series F, 5.25%, 8/1/2033	100,000	108,079
Series B, 5.95%, 6/15/2035	50,000	51,505
Duke Energy Carolinas LLC, 5.3%, 10/1/2015	75,000	83,591
Duke Energy Indiana, Inc.:
5.0%, 9/15/2013	100,000	107,730
6.45%, 4/1/2039	150,000	168,651
Duke Energy Ohio, Inc., 2.1%, 6/15/2013	100,000	101,932
Emerson Electric Co., 4.75%, 10/15/2015	75,000	81,946
Entergy Texas, Inc., 7.125%, 2/1/2019	100,000	116,465
Exelon Corp., 5.625%, 6/15/2035	25,000	23,303
Exelon Generation Co., LLC, 5.2%, 10/1/2019	125,000	126,677
Florida Power & Light Co.:
4.95%, 6/1/2035	50,000	47,186
5.55%, 11/1/2017	400,000	451,994
5.65%, 2/1/2037	50,000	51,598
Florida Power Corp., 5.65%, 6/15/2018	125,000	139,814
Georgia Power Co., 4.25%, 12/1/2019	100,000	102,368
KeySpan Corp., 8.0%, 11/15/2030	50,000	61,314
MidAmerican Energy Co., 5.3%, 3/15/2018	100,000	109,692
MidAmerican Energy Holdings Co.:
5.875%, 10/1/2012	25,000	26,698
6.125%, 4/1/2036	175,000	185,617
6.5%, 9/15/2037	100,000	110,592
Nevada Power Co., Series N, 6.65%, 4/1/2036	25,000	28,259
Northern States Power Co., 6.25%, 6/1/2036	100,000	113,289
NSTAR Electric Co., 4.875%, 4/15/2014	25,000	26,902
Oncor Electric Delivery Co., 7.0%, 9/1/2022	300,000	345,052
Pacific Gas & Electric Co.:
5.4%, 1/15/2040	50,000	47,831
5.625%, 11/30/2017	25,000	27,766
5.8%, 3/1/2037	100,000	101,095
6.05%, 3/1/2034	200,000	208,407
PPL Energy Supply LLC, 5.4%, 8/15/2014	100,000	106,753
Progress Energy, Inc.:
6.0%, 12/1/2039	100,000	102,797
6.85%, 4/15/2012	35,000	37,068
7.75%, 3/1/2031	50,000	61,980
PSE&G Power LLC, 5.5%, 12/1/2015	50,000	54,414
Public Service Co. of Colorado, 4.875%, 3/1/2013	75,000	79,802
Puget Sound Energy, Inc.:
5.483%, 6/1/2035	25,000	24,393
5.795%, 3/15/2040	100,000	101,792
San Diego Gas & Electric Co., 5.35%, 5/15/2040	50,000	50,455
Scottish Power Ltd., 5.375%, 3/15/2015	150,000	157,560
Sempra Energy, 6.0%, 2/1/2013	25,000	26,754
Sierra Pacific Power Co., 5.45%, 9/1/2013	50,000	54,209
Southern California Edison Co.:
Series 2008-A, 5.95%, 2/1/2038	55,000	59,108
6.0%, 1/15/2034	50,000	54,328
6.05%, 3/15/2039	50,000	54,521
6.65%, 4/1/2029	100,000	112,808
Southern California Gas Co., 5.75%, 11/15/2035	50,000	53,299
Southern Power Co., Series B, 6.25%, 7/15/2012	25,000	26,528
Southern Union Co., 8.25%, 11/15/2029	50,000	56,906
Southwestern Electric Power Co.:
Series F, 5.875%, 3/1/2018	150,000	161,621
6.2%, 3/15/2040	100,000	99,755
TransAlta Corp., 4.75%, 1/15/2015	150,000	159,408
Union Electric Co., 6.4%, 6/15/2017	100,000	113,450
United Utilities PLC, 5.375%, 2/1/2019	30,000	30,711
Virginia Electric & Power Co.:
Series A, 5.4%, 1/15/2016	200,000	222,328
5.4%, 4/30/2018	200,000	219,618
8.875%, 11/15/2038	50,000	72,518
Xcel Energy, Inc., 6.5%, 7/1/2036	75,000	83,315

		6,749,245

Total Corporate Bonds (Cost $89,293,937)		93,692,435
Mortgage-Backed Securities Pass-Throughs 32.6%
Federal Home Loan Mortgage Corp.:
2.305% *, 12/1/2033	51,031	53,024
2.5% *, 12/1/2035	127,496	133,772
2.534% *, 3/1/2035	16,812	17,536
2.545% *, 11/1/2035	61,877	64,799
2.739% *, 9/1/2035	37,573	39,588
2.868% *, 9/1/2035	122,685	128,624
2.92% *, 11/1/2035	90,989	96,351
3.5%, 3/1/2025 (a)	1,500,000	1,503,125
4.0%, with various maturities from 1/1/2020 until 1/1/2041 (a)	7,731,560	7,725,414
4.5%, with various maturities from 1/1/2020 until 4/1/2040 (a)	13,545,543	13,873,741
4.915% *, 12/1/2034	43,490	45,848
5.0%, with various maturities from 12/1/2017 until 3/1/2040	10,991,237	11,530,014
5.157% *, 6/1/2035	57,219	60,367
5.257% *, 3/1/2036	592,031	617,028
5.388% *, 5/1/2037	29,765	31,588
5.5%, with various maturities from 11/1/2013 until 11/1/2038 (a)	8,726,002	9,337,620
5.534% *, 1/1/2037	43,804	46,588
5.622% *, 4/1/2036	37,444	39,793
5.648% *, 5/1/2037	78,579	83,899
5.708% *, 4/1/2037	122,370	130,898
5.718% *, 9/1/2037	112,318	119,412
5.78% *, 4/1/2037	39,220	41,623
5.849% *, 2/1/2038	152,487	161,915
5.854% *, 12/1/2036	30,958	32,931
5.881% *, 2/1/2037	59,447	63,199
6.0%, with various maturities from 9/1/2021 until 7/1/2038 (a)	4,745,799	5,167,331
6.39% *, 8/1/2036	32,286	34,219
6.5%, with various maturities from 12/1/2014 until 8/1/2036 (a)	1,606,904	1,799,564
7.0%, with various maturities from 12/1/2024 until 12/1/2026	40,572	46,167
7.5%, with various maturities from 5/1/2024 until 6/1/2027	6,382	7,190
Federal National Mortgage Association:
2.329% *, 6/1/2035	90,815	93,929
2.469% *, 3/1/2035	114,821	119,783
2.597% *, 6/1/2035	55,995	58,991
2.612% *, 1/1/2036	84,620	88,874
2.685% *, 4/1/2035	109,585	115,146
3.5%, with various maturities from 8/1/2025 until 1/1/2041 (a)	2,993,392	2,941,855
4.0%, with various maturities from 12/1/2020 until 1/1/2041 (a)	12,723,273	12,717,624
4.5%, with various maturities from 2/1/2020 until 2/1/2041 (a)	17,363,485	17,798,371
4.844% *, 8/1/2036	29,630	31,445
4.926% *, 8/1/2035	118,273	126,054
5.0%, with various maturities from 11/1/2020 until 6/1/2040 (a)	14,243,017	14,978,597
5.106% *, 7/1/2035	44,275	46,595
5.495% *, 1/1/2036	110,558	117,497
5.5%, with various maturities from 8/1/2019 until 1/1/2040	13,910,098	14,905,307
5.531% *, 10/1/2036	46,603	48,658
5.609% *, 3/1/2037	28,108	29,829
5.635% *, 11/1/2036	57,947	61,065
5.641% *, 1/1/2037	34,292	36,392
5.729% *, 1/1/2037	27,038	28,580
5.741% *, 6/1/2036	144,092	149,399
5.952% *, 9/1/2036	35,443	37,625
6.0%, with various maturities from 12/1/2016 until 4/1/2039	8,001,663	8,723,360
6.5%, with various maturities from 1/1/2018 until 1/1/2038	2,645,786	2,963,361
7.0%, with various maturities from 6/1/2012 until 6/1/2038	626,939	710,017
7.5%, with various maturities from 1/1/2024 until 4/1/2028	18,063	20,326
8.0%, with various maturities from 12/1/2021 until 11/1/2031	27,800	31,609
8.5%, with various maturities from 12/1/2025 until 8/1/2031	8,673	9,941
Government National Mortgage Association:
4.0%, with various maturities from 11/15/2024 until 8/1/2040 (a)	3,736,850	3,755,558
4.5%, with various maturities from 5/15/2039 until 5/15/2040 (a)	9,714,218	10,024,825
5.0%, with various maturities from 10/20/2035 until 9/20/2039 (a)	8,631,072	9,183,987
5.5%, with various maturities from 9/15/2033 until 10/20/2040	3,843,396	4,164,511
6.0%, with various maturities from 2/15/2029 until 9/20/2040	3,117,509	3,421,705
6.5%, with various maturities from 11/15/2023 until 10/20/2037	816,258	915,592
7.0%, 1/15/2039	160,069	180,665
7.5%, with various maturities from 8/15/2029 until 6/15/2032	33,407	38,322
8.0%, with various maturities from 7/15/2022 until 3/15/2032	65,522	75,146
8.5%, 11/15/2029	19,014	21,823

Total Mortgage-Backed Securities Pass-Throughs (Cost $158,328,753)		161,805,532
Asset-Backed 0.3%
Automobile Receivables 0.1%
USAA Auto Owner Trust:
"A4", Series 2009-2, 2.53%, 7/15/2015	100,000	102,604
"A4", Series 2009-1, 4.77%, 9/15/2014	150,000	157,283

		259,887
Credit Card Receivables 0.2%
Capital One Multi-Asset Execution Trust, "A7", Series 2005-A7, 4.7%, 6/15/2015	100,000	105,255
Chase Issuance Trust, "A2", Series 2006-A2, 5.16%, 4/16/2018	150,000	166,495
Citibank Credit Card Issuance Trust:
"A10", Series 2003-A10, 4.75%, 12/10/2015	100,000	108,156
"A8", Series 2004-A8, 4.9%, 12/12/2016	100,000	109,324
"A3", Series 2006-A3, 5.3%, 3/15/2018	100,000	111,065
"A8", Series 2007-A8, 5.65%, 9/20/2019	200,000	225,007
"A3", Series 2007-A3, 6.15%, 6/15/2039	35,000	40,762
"C6", Series 2008-C6, 6.3%, 6/20/2014	50,000	52,829
Discover Card Master Trust, "A4", Series 2008-A4, 5.65%, 12/15/2015	100,000	109,417
MBNA Credit Card Master Note Trust, "B1", Series 2004-B1, 4.45%, 8/15/2016	25,000	26,657

		1,054,967
Utilities 0.0%
CenterPoint Energy Transition Bond Co., LLC, "A4", Series 2005-A, 5.17%, 8/1/2019	100,000	110,927
Entergy Texas Restoration Funding LLC, "A3", Series 2009-A, 4.38%, 11/1/2023	50,000	51,393

		162,320

Total Asset-Backed (Cost $1,417,805)		1,477,174
Commercial Mortgage-Backed Securities 2.6%
Banc of America Commercial Mortgage, Inc.:
"A4", Series 2004-1, 4.76%, 11/10/2039	200,000	210,992
"A3", Series 2003-2, 4.873%, 3/11/2041	300,000	310,641
"A6", Series 2004-4, 4.877%, 7/10/2042	120,000	126,851
"AJ", Series 2005-6, 5.368% *, 9/10/2047	100,000	102,844
"AM", Series 2006-6, 5.39%, 10/10/2045	150,000	148,333
"A4", Series 2007-1, 5.451%, 1/15/2049	100,000	105,229
"A4", Series 2006-4, 5.634%, 7/10/2046	400,000	430,849
"AM", Series 2006-4, 5.675%, 7/10/2046	100,000	102,348
Bear Stearns Commercial Mortgage Securities, Inc.:
"A4", Series 2004-T14, 5.2%, 1/12/2041	500,000	533,171
"A4", Series 2007-T26, 5.471%, 1/12/2045	100,000	107,334
"A4", Series 2006-T24, 5.537%, 10/12/2041	300,000	322,166
"A4", Series 2006-PW13, 5.54%, 9/11/2041	250,000	268,144
"AJ", Series 2006-PW12, 5.946% *, 9/11/2038	150,000	145,745
Citigroup Commercial Mortgage Trust, "AJ", Series 2006-C4, 5.92% *, 3/15/2049	250,000	241,133
Commercial Mortgage Pass-Through Certificates:
"A4", Series 2006-C8, 5.306%, 12/10/2046	220,000	231,952
"A4", Series 2007-C9, 6.008% *, 12/10/2049	100,000	108,505
Credit Suisse Mortgage Capital Certificates:
"A3", Series 2006-C5, 5.311%, 12/15/2039	100,000	104,999
"A3", Series 2006-C4, 5.467%, 9/15/2039	125,000	132,341
"A4", Series 2006-C1, 5.609% *, 2/15/2039	380,000	407,505
CS First Boston Mortgage Securities Corp., "A5", Series 2003-C3, 3.936%, 5/15/2038	250,000	258,123
GMAC Commercial Mortgage Securities, Inc., "A4", Series 2003-C3, 5.023%, 4/10/2040	200,000	212,787
Greenwich Capital Commercial Funding Corp.:
"A7", Series 2004-GG1, 5.317% *, 6/10/2036	200,000	214,111
"A4", Series 2007-GG11, 5.736%, 12/10/2049	115,000	121,636
"AM", Series 2006-GG7, 6.078% *, 7/10/2038	150,000	155,682
GS Mortgage Securities Corp. II:
"A4A", Series 2005-GG4, 4.751%, 7/10/2039	100,000	105,218
"A4", Series 2006-GG6, 5.553%, 4/10/2038	100,000	107,244
"A4", Series 2006-GG8, 5.56%, 11/10/2039	150,000	161,331
GS Mortgage Securities Trust, "A4", Series 2007-GG10, 6.002% *, 8/10/2045	125,000	132,717

JPMorgan Chase Commercial Mortgage Securities Corp.:
"A2", Series 2002-CIB5, 5.161%, 10/12/2037	200,000	208,858
"A3", Series 2006-LDP9, 5.336%, 5/15/2047	323,000	338,175
"A3", Series 2007-LDPX, 5.42%, 1/15/2049	125,000	131,830
"A4", Series 2007-CB18, 5.44%, 6/12/2047	100,000	105,448
"AJ", Series 2005-LDP5, 5.493% *, 12/15/2044	100,000	102,607
"A4", Series 2006-CB16, 5.552%, 5/12/2045	150,000	160,566
"A4", Series 2006-CB15, 5.814% *, 6/12/2043	250,000	271,293
"A4", Series 2007-CB19, 5.932% *, 2/12/2049	100,000	107,092
"A4", Series 2007-LD11, 6.005% *, 6/15/2049	380,000	406,986
"AJ", Series 2006-LDP7, 6.061% *, 4/15/2045	125,000	122,290
LB-UBS Commercial Mortgage Trust:
"A4", Series 2003-C3, 4.166%, 5/15/2032	250,000	259,428
"A2", Series 2006-C6, 5.262%, 9/15/2039	75,000	75,476
"A3", Series 2006-C7, 5.347%, 11/15/2038	500,000	528,960
"A3", Series 2007-C2, 5.43%, 2/15/2040	175,000	184,401
"AM", Series 2006-C3, 5.712%, 3/15/2039	50,000	51,126
"A3", Series 2007-C7, 5.866%, 9/15/2045	105,000	112,391
"A2", Series 2008-C1, 6.315% *, 4/15/2041	300,000	330,540
Merrill Lynch Mortgage Trust:
"A2", Series 2004-BPC1, 4.071%, 10/12/2041	14,783	14,850
"A4", Series 2005-MCP1, 4.747% *, 6/12/2043	200,000	211,807
"A4", Series 2007-C1, 6.02% *, 6/12/2050	227,000	243,546
Merrill Lynch/Countrywide Commercial Mortgage Trust, "A4", Series 2006-1, 5.61% *, 2/12/2039	200,000	215,262
Morgan Stanley Capital I:
"A4", Series 2003-IQ6, 4.97%, 12/15/2041	358,000	379,996
"A4", Series 2005-HQ5, 5.168%, 1/14/2042	400,000	427,722
"A4", Series 2006-IQ12, 5.332%, 12/15/2043	500,000	527,568
"AJ", Series 2007-T25, 5.574%, 11/12/2049	150,000	140,984
"AJ", Series 2006-HQ8, 5.674% *, 3/12/2044	100,000	97,856
"A4", Series 2007-T27, 5.795% *, 6/11/2042	385,000	422,812
Wachovia Bank Commercial Mortgage Trust:
"A4", Series 2004-C15, 4.803%, 10/15/2041	500,000	525,679
"A4", Series 2005-C22, 5.446% *, 12/15/2044	500,000	537,758
"AM", Series 2005-C22, 5.496% *, 12/15/2044	100,000	105,149
"AM", Series 2006-C26, 6.157% *, 6/15/2045	130,000	135,858

Total Commercial Mortgage-Backed Securities (Cost $11,970,764)		13,094,245
Government & Agency Obligations 44.0%
Other Government Related (b) 2.6%
Bank of America Corp., Series L, FDIC Guaranteed, 3.125%, 6/15/2012	4,000,000	4,124,472
European Investment Bank:
1.75%, 9/14/2012	200,000	202,992
2.375%, 3/14/2014	1,200,000	1,229,368
4.25%, 7/15/2013	200,000	213,780
4.625%, 5/15/2014	450,000	490,988
4.875%, 2/15/2036	200,000	202,502
5.125%, 5/30/2017	50,000	56,103
General Electric Capital Corp., FDIC Guaranteed, 2.125%, 12/21/2012	1,000,000	1,023,624
Hydro-Quebec, Series HY, 8.4%, 1/15/2022	100,000	135,534
International Bank for Reconstruction & Development:
1.75%, 7/15/2013	700,000	712,260
2.0%, 4/2/2012	250,000	253,991
4.75%, 2/15/2035	25,000	25,289
5.0%, 4/1/2016	50,000	56,011
8.625%, 10/15/2016	100,000	128,146
Japan Finance Corp., 2.875%, 2/2/2015	300,000	306,591
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 6/29/2037	500,000	134,445
2.625%, 3/3/2015	600,000	615,608
3.25%, 3/15/2013	750,000	783,375
3.5%, 3/10/2014	100,000	105,798
4.125%, 10/15/2014	150,000	163,017
4.75%, 5/15/2012	400,000	418,376
7.0%, 3/1/2013	275,000	302,856
Landwirtschaftliche Rentenbank:
3.125%, 7/15/2015	200,000	207,169
3.25%, 3/15/2013	250,000	260,927
5.125%, 2/1/2017	100,000	112,059
Oesterreichische Kontrollbank AG:
4.5%, 3/9/2015	350,000	381,630
4.75%, 10/16/2012	100,000	105,910
Ontario Electricity Financial Corp., 7.45%, 3/31/2013	50,000	55,952
Pemex Project Funding Master Trust:
5.75%, 3/1/2018	200,000	211,600
6.625%, 6/15/2035	50,000	50,156

		13,070,529
Sovereign Bonds 1.6%
Export Development Canada, 3.125%, 4/24/2014	300,000	314,850
Federal Republic of Brazil:
5.625%, 1/7/2041	250,000	245,625
6.0%, 1/17/2017	100,000	112,100
7.125%, 1/20/2037	50,000	59,125
7.875%, 3/7/2015	300,000	357,300
8.875%, 10/14/2019	100,000	131,750
8.875%, 4/15/2024	100,000	136,000
11.0%, 8/17/2040	755,000	1,014,342
Government of Canada, 2.375%, 9/10/2014	300,000	307,618
Province of Ontario:
4.0%, 10/7/2019	300,000	304,675
4.375%, 2/15/2013	100,000	106,178
4.4%, 4/14/2020	500,000	517,552
4.5%, 2/3/2015	150,000	163,569
4.95%, 11/28/2016	25,000	27,636
Province of Quebec:
4.625%, 5/14/2018	50,000	53,769
5.125%, 11/14/2016	50,000	55,716
Series NN, 7.125%, 2/9/2024	100,000	126,468
Series PD, 7.5%, 9/15/2029	100,000	134,012
Republic of Chile, 5.5%, 1/15/2013	200,000	213,720
Republic of Italy:
4.5%, 1/21/2015	250,000	263,060
5.375%, 6/12/2017	300,000	318,993
5.375%, 6/15/2033	100,000	98,425
6.875%, 9/27/2023	200,000	224,316
Republic of Korea:
4.875%, 9/22/2014	50,000	53,393
5.125%, 12/7/2016	100,000	107,062
Republic of Panama, 7.25%, 3/15/2015	300,000	348,750
Republic of Peru:
6.55%, 3/14/2037	50,000	54,125
7.35%, 7/21/2025	315,000	374,378
Republic of Poland, 6.375%, 7/15/2019	200,000	222,548
Republic of South Africa, 6.875%, 5/27/2019	100,000	116,125
State of Israel, 5.125%, 3/26/2019	100,000	105,491
United Mexican States:
5.625%, 1/15/2017	470,000	518,410
6.375%, 1/16/2013	350,000	380,625
Series A, 6.75%, 9/27/2034	216,000	243,648

		7,811,354
US Government Sponsored Agencies 6.4%
Federal Home Loan Bank:
1.625%, 9/26/2012	1,000,000	1,014,609
1.625%, 11/21/2012 (c)	1,500,000	1,522,467
1.75%, 8/22/2012	1,000,000	1,016,135
3.375%, 2/27/2013	1,000,000	1,048,165
3.875%, 6/14/2013	1,000,000	1,062,459
4.5%, 11/15/2012	1,000,000	1,059,897
Federal Home Loan Mortgage Corp.:
1.625%, 4/15/2013 (c)	3,000,000	3,045,846
2.125%, 9/21/2012 (c)	2,700,000	2,759,505
2.5%, 4/23/2014 (c)	2,200,000	2,269,456
2.875%, 2/9/2015	1,000,000	1,035,565
3.75%, 3/27/2019	1,000,000	1,030,803
4.5%, 1/15/2013	500,000	533,211
6.25%, 7/15/2032	300,000	365,191
6.75%, 9/15/2029	3,000	3,825
Federal National Mortgage Association:
0.375%, 12/28/2012 (c)	2,000,000	1,982,972
1.625%, 10/26/2015 (c)	2,000,000	1,946,088
1.75%, 5/7/2013 (c)	2,000,000	2,032,192
3.25%, 4/9/2013 (c)	2,350,000	2,464,964
3.875%, 7/12/2013 (c)	1,400,000	1,490,982
4.875%, 5/18/2012 (c)	1,300,000	1,364,910
5.125%, 8/19/2024	1,000,000	1,013,951
6.25%, 5/15/2029	1,000,000	1,202,517
7.125%, 1/15/2030	50,000	66,005
7.25%, 5/15/2030	200,000	270,137
Tennessee Valley Authority, 5.25%, 9/15/2039	500,000	524,396

		32,126,248
US Treasury Obligations 33.4%
US Treasury Bonds:
3.5%, 2/15/2039 (c)	1,950,000	1,634,954
3.875%, 8/15/2040	3,000,000	2,684,532
4.25%, 5/15/2039 (c)	3,225,000	3,093,481
4.375%, 2/15/2038	565,000	555,731
4.375%, 11/15/2039 (c)	3,290,000	3,218,544
4.375%, 5/15/2040 (c)	2,900,000	2,835,214
4.5%, 2/15/2036	50,000	50,484
4.5%, 8/15/2039 (c)	2,500,000	2,499,220
4.625%, 2/15/2040 (c)	1,100,000	1,121,657
6.0%, 2/15/2026	385,000	468,738
6.25%, 8/15/2023 (c)	1,200,000	1,490,250
7.25%, 8/15/2022	415,000	554,284
7.625%, 11/15/2022	90,000	123,609
7.875%, 2/15/2021	300,000	413,250
8.0%, 11/15/2021	565,000	789,058
US Treasury Notes:
0.75%, 8/15/2013	5,000,000	4,974,610
1.0%, 1/15/2014 (c)	4,000,000	3,980,312
1.125%, 1/15/2012	1,500,000	1,510,079
1.125%, 12/15/2012 (c)	5,000,000	5,039,455
1.375%, 2/15/2012	2,000,000	2,018,984
1.375%, 4/15/2012	2,000,000	2,021,406
1.375%, 1/15/2013 (c)	5,000,000	5,059,180
1.375%, 11/30/2015 (c)	5,000,000	4,841,795
1.5%, 12/31/2013	1,000,000	1,009,453
1.75%, 11/15/2011	1,000,000	1,009,531
1.75%, 4/15/2013 (c)	10,000,000	10,189,100
1.75%, 3/31/2014	3,000,000	3,043,125
1.875%, 6/15/2012 (c)	6,750,000	6,869,441
1.875%, 2/28/2014	4,000,000	4,074,064
1.875%, 6/30/2015	5,000,000	4,997,265
1.875%, 8/31/2017	6,000,000	5,689,218
2.0%, 11/30/2013 (c)	1,100,000	1,125,523
2.125%, 11/30/2014	2,000,000	2,036,406
2.25%, 5/31/2014	2,500,000	2,570,117
2.25%, 1/31/2015	2,000,000	2,041,250
2.375%, 8/31/2014	3,000,000	3,088,125
2.375%, 9/30/2014 (c)	1,200,000	1,234,594
2.5%, 4/30/2015 (c)	5,000,000	5,136,330
2.625%, 7/31/2014	2,250,000	2,337,188
2.625%, 12/31/2014 (c)	4,500,000	4,658,904
2.625%, 2/29/2016	1,750,000	1,785,546
2.625%, 8/15/2020	3,250,000	3,048,906
2.625%, 11/15/2020 (c)	4,000,000	3,732,500
2.75%, 2/28/2013	500,000	519,102
2.75%, 2/15/2019	3,000,000	2,931,327
3.0%, 8/31/2016	2,000,000	2,062,188
3.125%, 9/30/2013	2,500,000	2,629,687
3.125%, 1/31/2017 (c)	5,000,000	5,159,375
3.25%, 3/31/2017 (c)	3,500,000	3,626,875
3.375%, 11/15/2019	3,500,000	3,538,283
3.625%, 12/31/2012	500,000	525,899
3.625%, 8/15/2019	2,500,000	2,584,375
3.625%, 2/15/2020 (c)	4,000,000	4,108,752
3.625%, 2/15/2021 (c)	4,000,000	4,056,876
3.75%, 11/15/2018	475,000	499,047
4.0%, 8/15/2018	600,000	641,906
4.25%, 9/30/2012	400,000	422,031
4.25%, 11/15/2013	2,950,000	3,194,528
4.5%, 4/30/2012	250,000	261,192
4.5%, 11/15/2015	1,480,000	1,641,990
4.5%, 2/15/2016	660,000	732,394
4.5%, 5/15/2017	1,140,000	1,261,660
4.625%, 2/29/2012	500,000	519,649
4.875%, 6/30/2012	1,500,000	1,582,968
4.875%, 8/15/2016	2,425,000	2,737,219

		165,892,736

Total Government & Agency Obligations (Cost $216,330,267)		218,900,867
Municipal Bonds and Notes 0.4%
California, Bay Area Toll Authority, Toll Bridge Revenue, Build America Bonds, 6.263%, 4/1/2049 (d)	200,000	202,362
California, State Build America Bonds:
7.3%, 10/1/2039 (d)	350,000	372,830
7.55%, 4/1/2039 (d)	90,000	98,641
Chicago, IL, Transit Authority, Transfer Tax Receipts Revenue, Series A, 6.899%, 12/1/2040 (d)	50,000	49,384
Connecticut, State General Obligation, Series A, 5.85%, 3/15/2032 (d)	100,000	103,938
Georgia, Municipal Electric Authority, Build America Bonds, Plant Vogtle Units 3 & 4 Project, Series J, 6.637%, 4/1/2057 (d)	100,000	95,493
Illinois, State General Obligation, Taxable Pension, 5.1%, 6/1/2033 (d)	275,000	223,237
New York, Metropolitan Transportation Authority Revenue, Build America Bonds, 5.871%, 11/15/2039 (d)	150,000	140,544
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Build America Bonds:
5.724%, 6/15/2042 (d)	100,000	99,185
5.75%, 6/15/2041 (d)	200,000	200,266
Ohio, State University General Receipts, Build America Bonds, 4.91%, 6/1/2040 (d)	50,000	46,171
Oregon, State General Obligation, Taxable Pension, 5.892%, 6/1/2027 (d)	25,000	26,011
Port Authority of New York & New Jersey, One Hundred Sixty-fourth Series, 5.647%, 11/1/2040 (d)	150,000	144,914

Total Municipal Bonds and Notes (Cost $1,823,337)		1,802,976
Preferred Securities 0.2%
Financials
Capital One Capital V, 10.25%, 8/15/2039	100,000	108,500
Goldman Sachs Capital II, 5.793%, 6/1/2012 (e)	50,000	43,125
JPMorgan Chase Capital XXVII, Series AA, 7.0%, 11/1/2039	215,000	221,531
MUFG Capital Finance 1 Ltd., 6.346%, 7/25/2016 (e)	100,000	100,148
SunTrust Capital VIII, 6.1%, 12/15/2036	350,000	341,250
XL Group PLC, Series E, 6.5%, 4/15/2017 (e)	50,000	45,875

Total Preferred Securities (Cost $818,633)		860,429

	Shares	Value ($)
Securities Lending Collateral 20.2%
Daily Assets Institutional, 0.22% (f) (g) (Cost $100,369,621)	100,369,621	100,369,621
Cash Equivalents 10.4%
Central Cash Management Fund, 0.17% (f) (Cost $51,490,034)	51,490,034	51,490,034

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $631,843,151) †	129.5	643,493,313
Other Assets and Liabilities, Net (c)	(29.5)	(146,564,102)

Net Assets	100.0	496,929,211

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
These securities are shown at their current rate as of March 31, 2011.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

†
The cost for federal income tax purposes was $631,877,927.  At March 31, 2011, net unrealized appreciation for all securities based on tax cost was $11,615,386.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $14,164,992 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,549,606.

(a)	When-issued or delayed delivery security included.
(b)	Government-backed debt issued by financial companies or government sponsored enterprises.
(c)
All or a portion of these securities were on loan amounting to $95,478,882. In addition, included in other assets and liabilities, net is a pending sale, amounting to $2,221,196, that is also on loan. The value of all securities loaned at March 31, 2011 amounted to $97,700,078 which is 19.7% of net assets.

(d)	Taxable issue.
(e)	Date shown is call date; not a maturity date for the perpetual preferred securities.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FDIC: Federal Deposit Insurance Corp.
REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income Investments(h)
Corporate Bonds	$—	$93,692,435	$—	$93,692,435
Mortgage-Backed Securities Pass-Throughs	—	161,805,532	—	161,805,532
Asset-Backed	—	1,477,174	—	1,477,174
Commercial Mortgage-Backed Securities	—	13,094,245	—	13,094,245
Government & Agency Obligations	—	218,900,867	—	218,900,867
Municipal Bonds and Notes	—	1,802,976	—	1,802,976
Preferred Securities	—	860,429	—	860,429
Short-Term Investments(h)	151,859,655	—	—	151,859,655
Total	$151,859,655	$491,633,658	$—	$643,493,313

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended March 31, 2011.
(h)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS U.S. Bond Index Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 25. 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	May 25. 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 25. 2011